Note 21 - Derivatives (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Summary of Fair Value Hedge Relationships [Table Text Block]
December 31, 2021
	Balance Sheet Location	Weighted Average Remaining Maturity (In Years)	Weighted Average Pay Rate	Receive Rate	Notional Amount	Estimated Fair Value
Interest rate swap agreements - loans	Other assets	8.42	0.65%	1 month LIBOR	$30,000	1,192

December 31, 2020
	Balance Sheet Location	Weighted Average Remaining Maturity (In Years)	Weighted Average Pay Rate	Receive Rate	Notional Amount	Estimated Fair Value
Interest rate swap agreements - loans	Other liabilities	9.42	0.65%	1 month LIBOR	$30,000	(51)

Schedule of Fair Value Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
	Carrying Amount of the Hedged Assets		Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of the Hedged Assets
Line item on the balance sheet	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Loans	$28,875	29,842	(1,283)	(158)

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	In Thousands
	2021		2020
	Notional Amount	Fair Value	Notional Amount	Fair Value
Included in other assets (liabilities):
Interest rate contracts for customers	$20,340	657	20,981	714
Forward contracts related to mortgage loans held-for-sale	20,500	6	21,250	(157)

Interest Rate Swap [Member]
Notes Tables
Derivative Instruments, Gain (Loss) [Table Text Block]
	Twelve Months Ended December 31,
Gain (loss) on fair value hedging relationship	2021	2020
Interest rate swap agreements - loans:
Hedged items	$(1,125)	(158)
Derivative designated as hedging instruments	1,243	(51)

Mortgage Banking Derivatives [Member]
Notes Tables
Derivative Instruments, Gain (Loss) [Table Text Block]
	In Thousands
	2021	2020
Interest rate contracts for customers	$(57)	386
Forward contracts related to mortgage loans held for sale and interest rate contracts	163	(134)